Severance Indemnities And Pension Plans (Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2015	¥ 79,808
For the fiscal year ending March 31, 2016	81,641
For the fiscal year ending March 31, 2017	82,599
For the fiscal year ending March 31, 2018	82,740
For the fiscal year ending March 31, 2019	82,608
Thereafter (for the fiscal year ending March 31, 2020-2024)	410,139
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2015	11,242
For the fiscal year ending March 31, 2016	12,173
For the fiscal year ending March 31, 2017	13,517
For the fiscal year ending March 31, 2018	14,614
For the fiscal year ending March 31, 2019	15,906
Thereafter (for the fiscal year ending March 31, 2020-2024)	108,484
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2015	1,819
For the fiscal year ending March 31, 2016	1,935
For the fiscal year ending March 31, 2017	2,036
For the fiscal year ending March 31, 2018	2,160
For the fiscal year ending March 31, 2019	2,255
Thereafter (for the fiscal year ending March 31, 2020-2024)	¥ 12,778